Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Other Liabilities [abstract]
Accrued interest payable	$ 1,200	$ 1,438
Defined benefit liability (Note 19)	676	737
Gold and silver certificates	133	114
Brokers' client accounts	5,303	4,940
Derivative collateral payable	4,772	3,823
Negotiable instruments	1,110	991
Accrued employee compensation and benefits	2,174	2,281
Accounts payable and accrued expenses	2,153	2,062
Other	4,613	2,645
Total	$ 22,134	$ 19,031